Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001559109
Virtus Cumberland Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Virtus Cumberland Municipal Bond ETF (Ticker: CUMB) (the “Fund”) seeks to provide a competitive level of current income exempt from federal income tax, while preserving capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund’s investment objective, the Fund invests, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from U.S. federal income tax (“Municipal Bonds”). Cumberland Advisors Inc., the Fund’s sub-adviser (the “Sub-Adviser”), will invest the Fund’s assets using a barbell strategy, which means that the Sub-Adviser will overweight the Fund’s investments in Municipal Bonds with maturities on the short and long ends of the fixed income yield curve, while underweighting exposure to Municipal Bonds with intermediate maturities.

Municipal Bonds in which the Fund may invest include, without limitation, one or more of the following:

●	general obligation bonds, which are typically backed by the full faith, credit, and taxing power of the issuer;
●	revenue bonds, which are typically secured by revenues generated by the issuer;
●	discount bonds, which may be originally issued at a discount to par value or sold at market price below par value;
●	premium bonds, which are sold at a premium to par value;
●	zero coupon bonds, which are issued at an original issue discount, with the full value, including accrued interest, paid at maturity; and
●	private activity bonds, which are typically issued by or on behalf of local or state government for the purpose of financing the project of a private user.

The Fund has no target duration for its investment portfolio, and the Sub-Adviser may target a shorter or longer average portfolio duration based on the Sub-Adviser’s forecast of interest rates and view of fixed-income markets generally. Duration measures the interest rate sensitivity of a debt security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. The Sub-Adviser will generally apply a heavier weight toward Municipal Bonds with shorter maturities during periods of high interest rates and longer maturities during periods of lower interest rates.

With respect to credit quality, the Fund will generally purchase Municipal Bonds rated “A” or better by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. From time to time, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in particular sectors, including those with special risks, such as education, health care, housing, transportation, utilities, or private activity bonds. The Fund may sell investments for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.

Normally, at least 80% of the Fund’s income will be exempt from federal income taxes. However, a significant portion of the Fund’s income could be derived from securities subject to the alternative minimum tax. In addition, the Fund may purchase taxable municipal bonds when the Sub-Adviser believes they offer opportunities for the Fund, or variable rate demand notes (VRDNs) that pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates.

The Fund is an actively-managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

In seeking to achieve the Fund’s investment objective, the Fund invests, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from U.S. federal income tax (“Municipal Bonds”). Cumberland Advisors Inc., the Fund’s sub-adviser (the “Sub-Adviser”), will invest the Fund’s assets using a barbell strategy, which means that the Sub-Adviser will overweight the Fund’s investments in Municipal Bonds with maturities on the short and long ends of the fixed income yield curve, while underweighting exposure to Municipal Bonds with intermediate maturities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fixed Income Risks: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk, extensions risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Credit Risk. The value of a fixed income investment is dependent on the creditworthiness of their issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due. Municipal Bonds are subject to varying degrees of risk which may be reflected in credit ratings. There is a possibility that the credit rating of a Municipal Bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Fund may hold Municipal Bonds that are insured by a bond issuer. A downgrade of the credit rating of such bond issuer may cause the value of the insured security to decline.
●	Interest Rate Risk. The value of a fixed income investment will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of a fixed income investment is expected to decline. Additionally, changes in market interest rates of fixed income investments may affect the spread between the long-term interest rates and short-term interest rates, which could affect the prices of the fixed income investments held by the Fund differently.
●	Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
●	Prepayment Risk. This is the risk that the issuers of a fixed income investment owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund’s returns.
●

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investments will change. If the yield curve steepens, then the spread between the long- and short-term interest rates increases, which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

●	Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those fixed income securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
●	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price or adverse conditions within the fixed income market), or due to a material increase in interest in selling a security as a result of negative publicity about a particular fixed income security or a particular issuer (e.g., a municipality or government issuer) of fixed income securities.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest the Fund earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s bond holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. In general, a “barbell strategy” outperforms when the yield curve flattens and may underperform when the yield curve steepens. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.

Municipal Bond Risk. Municipal Bonds are subject to the risks of fixed-income securities generally. They are also subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic downturn, the ability of any issuer to pay, when due, the principal or interest on its Municipal Bonds may be materially affected. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal Bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many Municipal Bonds are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal Bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax, and general obligation bonds, which are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. The ability of an issuer of a revenue bond to make timely payments of interest and principal payments depends on sufficient revenues generated by the particular project or specific taxes related to such project. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. Revenue bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the specified revenues do not materialize, then the revenue bond may not be repaid. The timely payment of general obligation bonds typically depends on the municipality’s ability to raise tax revenue and maintain a fiscally sound budget.

The market for Municipal Bonds may be less liquid than the market for taxable bonds. There may also be less information available on the financial condition of issuers of Municipal Bonds than for public corporations. This means that it may be harder to buy and sell Municipal Bonds, especially on short notice, and Municipal Bonds may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in Municipal Bonds, the Fund may have greater exposure to liquidity risk than a fund that invests in non-municipal securities. In addition, the value and liquidity of many Municipal Bonds have decreased as a result of the recent financial crisis, which has also adversely affected many Municipal Bond issuers and may continue to do so. The markets for many credit instruments, including Municipal Bonds, have experienced periods of illiquidity and extreme volatility since the latter half of 2007. In response to the recent global economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. In addition, issuers of Municipal Bonds may seek protection under the bankruptcy laws. Many state and local governments that issue Municipal Bonds are currently under significant economic and financial stress and may not be able to satisfy their obligations. The taxing power of any governmental entity may be limited and an entity’s credit may depend on factors which are beyond the entity’s control.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Private Activity Bond Risk. Municipal Bonds used to finance the development of industrial facilities for use by private enterprise (e.g., airports, stadiums, and student loan programs) are referred to as “private activity bonds” and typically carry higher yields than regular Municipal Bonds. The interest on private activity bonds is a tax-preference item for purposes of the federal alternative minimum tax, and shareholders subject to the alternative minimum tax must include income derived from private activity bonds that are not exempt from the alternative minimum tax in their alternative minimum tax calculation. As a result, for shareholders that are subject to the alternative minimum tax, income derived from private activity bonds will not be exempt from federal income tax. The portion the Fund’s income subject to the alternative minimum tax will be reported annually to shareholders. Additionally, the principal and interest payments of private activity bonds are the obligation of the private enterprise benefitting from the development, which means that the holder of the private activity bond is exposed to the risk that the private issuer may default on the private activity bond. Such enterprises may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. See “Federal Income Taxes” for more details.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a Municipal Bond or after the Fund’s acquisition of a Municipal Bond may result in a determination that interest on that Municipal Bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. If the Internal Revenue Service (“IRS”) determines that an issuer of a Municipal Bond has not complied with applicable tax requirements, interest from the Municipal Bond could become taxable and the Municipal Bond could decline significantly in value. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of Municipal Bonds, or even serious consideration of these topics by lawmakers, may make Municipal Bonds less attractive as investments and cause them to lose value.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Virtus Cumberland Municipal Bond ETF | Virtus Cumberland Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[2]
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	$ 243

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, Virtus ETF Advisers LLC (the "Adviser") has entered into an Expense Limitation Agreement ("Expense Limitation Agreement") to limit the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act")) so that such expenses do not exceed 0.59% of the Fund's average daily net assets through February 28, 2018. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund's Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund's total operating expenses to exceed 0.59% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).